PROVISIONS (Schedule of Provisions) (Details) - ILS (₪) ₪ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Current		₪ 13	₪ 43
Legal claims [Member]
Disclosure of other provisions [line items]
Balance		42
Additions during the year		3
Decrease during the year		(33)
Balance		12
Current		12	42
Equipment warranty [Member]
Disclosure of other provisions [line items]
Balance		1
Additions during the year		3
Decrease during the year		(3)
Balance		1
Current		1	1
Dismantling and restoring sites obligation [Member]
Disclosure of other provisions [line items]
Balance		23
Additions during the year	[1]
Finance costs	[1]
Decrease during the year		(2)
Balance		21
Non-current		₪ 21	₪ 23

[1]	Representing an amount of less than NIS 1 million.